Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 97.8%
Australia — 7.3%
25,100
BlueScope Steel, Ltd. ............... $ 381,666
95,150
Dexus .......................... 769,797
49,850
National Australia Bank, Ltd. ......... 1,045,980
210,300
Origin Energy, Ltd. ................. 801,740
825
Rio Tinto, Ltd. .................... 60,089
28,300
Sonic Healthcare, Ltd. .............. 960,096
334,725
South32, Ltd. ..................... 976,552
241,300
Stockland ....................... 744,365
597,850
Vicinity Centres ................... 735,092
6,475,377
Austria — 2.2%
13,875
ANDRITZ AG .................... 716,854
14,400
OMV AG ....................... 818,900
11,950
voestalpine AG ................... 435,363
1,971,117
Belgium — 0.9%
14,950
Ageas .......................... 775,287
875
Telenet Group Holding NV ........... 31,938
807,225
Denmark — 1.6%
3,750
Carlsberg A/S, Class B .............. 648,437
6,100
Pandora A/S ...................... 761,467
1,409,904
Finland — 3.0%
17,525
Fortum OYJ ...................... 538,510
24,600
Kesko OYJ, Class B ................ 821,729
157,900
Nokia OYJ(a) ..................... 1,002,033
21,225
Wartsila O.Y.J. Abp ................ 298,675
2,660,947
France — 13.6%
1,175
Amundi SA(b) .................... 97,053
30,575
ArcelorMittal SA .................. 979,717
27,100
AXA SA ........................ 807,895
22,550
Bouygues SA ..................... 808,448
4,550
Capgemini SE .................... 1,116,328
14,625
Cie de Saint-Gobain ................ 1,030,170
6,175
Cie Generale des Etablissements Michelin
SCA ....................... 1,013,409
62,100
Credit Agricole SA ................. 887,296
8,100
Eiffage SA ....................... 834,209
54,475
Electricite de France SA ............. 640,664
8,225
Ipsen SA ........................ 753,815
79,725
Orange SA ...................... 854,389
14,025
Publicis Groupe SA ................ 945,274
13,600
STMicroelectronics NV ............. 671,524
11,150
TotalEnergies SE .................. 566,545
12,006,736
Germany — 8.6%
8,875
Bayerische Motoren Werke AG ........ 894,120
7,500
Beiersdorf AG .................... 771,732
13,375
Covestro AG(b) ................... 825,327
Shares Fair Value
COMMON STOCKS
— (continued)
Germany — (continued)
8,875
Daimler AG ...................... $ 682,942
6,963
Daimler Truck Holding AG(a) ......... 255,957
17,600
Deutsche Post AG ................. 1,132,926
69,800
E.ON SE ........................ 968,865
12,925
Fresenius Medical Care AG & Co. KGaA . 840,822
18,800
Fresenius SE & Co. KGaA ........... 757,694
5,250
Henkel AG & Co. KGaA ............ 410,628
7,541,013
Hong Kong — 1.5%
56,600
ASM Pacific Technology, Ltd. ......... 611,545
165,000
Henderson Land Development Co., Ltd. .. 702,528
1,314,073
Ireland — 1.1%
18,475
CRH PLC ....................... 978,492
Israel — 1.8%
7,100
Check Point Software Technologies, Ltd.(a) 827,576
90,900
Teva Pharmaceutical Industries, Ltd.,
ADR(a) ..................... 728,109
1,555,685
Italy — 1.9%
67,550
Mediobanca Banca di Credito Finanziario
SpA ....................... 777,516
49,200
Stellantis NV ..................... 934,653
1,712,169
Japan — 24.3%
15,800
AGC, Inc. ....................... 754,081
18,800
Asahi Group Holdings, Ltd. .......... 731,211
53,400
Astellas Pharma, Inc. ............... 868,336
38,000
Brother Industries, Ltd. .............. 730,401
36,300
Canon, Inc. ...................... 883,911
146,300
Daiwa Securities Group, Inc. .......... 825,044
15,400
Dentsu Group, Inc. ................. 548,900
34,600
Iida Group Holdings Co., Ltd. ......... 804,917
66,300
Inpex Corp. ...................... 577,524
43,500
Japan Tobacco, Inc. ................ 878,282
29,600
KDDI Corp. ..................... 865,124
95,900
Marubeni Corp. ................... 933,322
12,500
MEIJI Holdings Co., Ltd. ............ 745,458
106,600
Mitsubishi Chemical Holdings Corp. .... 789,561
31,200
Mitsubishi Corp. .................. 990,545
41,300
Mitsui & Co., Ltd. ................. 977,837
61,580
Mizuho Financial Group, Inc. ......... 783,200
25,700
Nippon Telegraph & Telephone Corp. ... 703,773
9,800
Nippon Yusen KK ................. 746,310
13,800
Open House Co., Ltd. ............... 722,212
6,900
Otsuka Corp. ..................... 329,314
69,500
Renesas Electronics Corp.(a) .......... 859,763
29,000
SBI Holdings, Inc. ................. 790,359
119,900
Sumitomo Chemical Co., Ltd. ......... 564,946
54,600
Sumitomo Corp. .................. 807,157
37,400
Sumitomo Dainippon Pharma Co., Ltd. .. 430,801
28,800
Sumitomo Mitsui Financial Group, Inc. .. 987,207

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Japan — (continued)
20,100
Toshiba Corp. .................... $ 826,506
21,456,002
Netherlands — 4.4%
58,125
ABN AMRO Bank NV(b) ............ 854,720
70,600
ING Groep NV ................... 983,989
16,450
Koninklijke Ahold Delhaize NV ....... 564,378
18,375
NN Group NV .................... 995,998
6,325
Randstad NV ..................... 432,349
3,831,434
Norway — 1.0%
38,975
DNB Bank ASA ................... 893,988
Spain — 1.8%
32,400
Enagas SA ....................... 752,503
65,425
Repsol SA ....................... 777,340
6,813
Telefonica SA .................... 29,880
1,559,723
Sweden — 1.8%
4,350
Boliden AB ...................... 168,489
44,225
Securitas AB, Class B ............... 610,062
59,300
Skandinaviska Enskilda Banken AB, Class A 825,890
1,604,441
Switzerland — 8.5%
9,250
ABB, Ltd. ....................... 354,286
6,950
Adecco Group AG ................. 355,432
20,125
Novartis AG ...................... 1,773,085
7,250
Roche Holding AG ................. 3,079,884
2,875
Swatch Group AG (The) ............. 880,295
10,325
Swiss Re AG ..................... 1,022,755
7,465,737
United Kingdom — 12.5%
16,550
Anglo American PLC ............... 675,622
110,650
Aviva PLC ....................... 614,657
51,675
Barratt Developments PLC ........... 523,186
14,025
British American Tobacco PLC ........ 518,915
15,050
Entain PLC(a) .................... 342,843
110,050
Evraz PLC ....................... 896,132
41,850
Imperial Brands PLC ............... 915,684
212,050
J Sainsbury PLC .................. 791,602
184,675
Kingfisher PLC ................... 845,638
238,675
Legal & General Group PLC .......... 961,099
255,975
M&G PLC ...................... 691,217
50,675
Royal Dutch Shell PLC, Class B ....... 1,112,823
4,200
Unilever PLC ..................... 224,298
623,950
Vodafone Group PLC ............... 948,089
60,700
WPP PLC ....................... 919,787
10,981,592
Total Common Stocks
    (Cost $79,967,318) ...............
86,225,655
Shares Fair Value
PREFERRED STOCKS
— 0.9%
Germany — 0.9%
9,025
Bayerische Motoren Werke AG ........ $ 753,154
Total Preferred Stocks
    (Cost $740,639) .................
753,154
MONEY MARKET FUND
— 0.7%
United States — 0.7%
577,520
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(c) ..... 577,520
Total Money Market Fund
    (Cost $577,520) .................
577,520
Total Investments — 99.3%
 (Cost $81,285,477) ............................
87,556,329
Net Other Assets (Liabilities) — 0.7% ............... 598,629
NET ASSETS - 100.0% ........................
$ 88,154,958
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Industry
Percentage
of net assets
Air Freight & Logistics ......................... 1.3%
Auto Components ............................ 1.1%
Automobiles ................................ 3.6%
Banks ..................................... 9.1%
Beverages .................................. 1.5%
Building Products ............................ 2.1%
Capital Markets .............................. 1.9%
Chemicals .................................. 2.4%
Commercial Services & Supplies .................. 0.7%
Communications Equipment ..................... 1.1%
Construction & Engineering ..................... 1.8%
Construction Materials ......................... 1.1%
Diversified Financial Services .................... 0.8%
Diversified Telecommunication Services ............ 1.8%
Electric Utilities .............................. 2.2%
Electrical Equipment .......................... 0.4%
Equity Real Estate Investment Trusts (REITS) ........ 2.5%
Food & Staples Retailing ....................... 2.5%
Food Products ............................... 0.8%
Gas Utilities ................................ 0.9%
Health Care Providers & Services ................. 2.9%
Hotels, Restaurants & Leisure .................... 0.4%
Household Durables ........................... 2.3%
Household Products ........................... 0.5%
Industrial Conglomerates ....................... 0.9%
Insurance ................................... 5.9%
IT Services ................................. 1.7%
Machinery .................................. 1.5%
Marine .................................... 0.9%
Media ..................................... 2.7%
Metals & Mining ............................. 5.2%
Money Market Fund ........................... 0.7%
Multi-Utilities ............................... 1.1%
Oil, Gas & Consumable Fuels .................... 4.4%
Personal Products ............................. 1.1%
Pharmaceuticals .............................. 8.7%
Professional Services .......................... 0.9%
Real Estate Management & Development ............ 0.8%
Semiconductors & Semiconductor Equipment ........ 2.5%
Software ................................... 1.0%
Specialty Retail .............................. 1.0%
Technology Hardware, Storage & Peripherals ......... 1.8%
Textiles, Apparel & Luxury Goods ................. 1.9%
Tobacco ................................... 2.6%
Trading Companies & Distributors ................ 4.2%
Wireless Telecommunication Services .............. 2.1%
99.3%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2021 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 87,556,329(a) $ — $ — $ 87,556,329
(a) Represents money market funds and/or certain preferred stocks.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2021 (Unaudited)
without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.